UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2016

Investor Money Market Fund*

* The Investor Money Market Fund commenced operations on January 29, 2016.

Goldman Sachs Investor Funds

TABLE OF CONTENTS

Portfolio Results	1

Fund Basics	3

Yield Summary	4

Sector Allocations	5

Schedule of Investments	6

Financial Statements	9

Financial Highlights	12

Notes to Financial Statements	14

Other Information	22

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Investor Funds –

Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Investor Funds – Money Market Fund’s (the “Fund”) performance and positioning for the period from its inception on January 29, 2016 through February 29, 2016 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	The Fund’s standardized 7-day current yield was 0.37% and its standardized 7-day effective yield was 0.37% as of February 29, 2016. The Fund’s one-month simple average yield was 0.32% as of February 29, 2016. The Fund’s 7-day distribution yield as of February 29, 2016 was 0.37%.

The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund than total return quotations.

Q	What economic and market factors most influenced the money markets as a whole during the Reporting Period?

A	U.S. economic data improved during the Reporting Period. U.S. non-farm payrolls were better than anticipated, with 242,000 new jobs in February 2016, above market expectations of 195,000. The labor force participation rate increased 0.2% to 62.9%, while unemployment held steady at 4.9%.* Average year-over-year hourly earnings rose 2.2%, as compared to the 2.5% gain that had been expected, though this might have been offset by a greater than anticipated increase during January 2016. The U.S. Institute for Supply Management Manufacturing Purchasing Managers’ Index rose modestly from 48.2% in January 2016 to 49.5% in February 2016. Core inflation during January 2016, which was reported in February 2016, was up 2.2% year-over-year.

*	Source: GSAM
During the Reporting Period, the Federal Reserve (the “Fed”) focused primarily on the labor market, inflation expectations and financial conditions. Overall, U.S. financial conditions improved during February 2016 and by the end of the Reporting Period were nearly back to levels seen at the close of 2015.

Q	What key factors were responsible for the performance of the Fund during the Reporting Period?

A	The Fund’s yield was low during the Reporting Period due primarily to the market factors discussed above. Still, money market yields did rise modestly, largely in anticipation of future Fed monetary tightening. The money market yield curve, or spectrum of maturities, steepened, as longer-term yields rose more than shorter-term yields. As the Fund launched on January 29, 2016, we focused primarily on investing the portfolio. The interest rate environment did not provide bountiful opportunities to pick up additional yield but in keeping with our investment approach, we sought to position the Fund to take advantage of changes in the interest rate environment. Overall, we seek to manage the Fund consistently regardless of interest rate conditions. Our investment approach is tri-fold — to seek preservation of capital, daily liquidity and maximization of yield potential. We manage interest and credit risk daily. Whether interest rates are historically low, high or in-between, we intend to continue to use our actively managed approach to seek to provide the best possible return within the framework of the Fund’s guidelines and objectives.

PORTFOLIO RESULTS

Q	How did you manage the Fund’s weighted average maturity during the Reporting Period?

A	We extended the Fund’s weighted average maturity throughout the Reporting Period as we worked to invest the portfolio. At the end of the Reporting Period, the Fund’s targeted weighted average maturity was in a range between 45 days and 55 days.

Q	How did you manage the Fund’s weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of the Fund below 120 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Q	How was the Fund invested during the Reporting Period?

A	The Fund had investments in commercial paper, asset-backed commercial paper, U.S. Treasury securities, government agency securities, repurchase agreements (“repos”), government guaranteed paper and certificates of deposit during the Reporting Period.

Q	Did you make any changes to the Fund’s portfolio during the Reporting Period?

A	As the Fund launched on January 29, 2016, it was not a matter of making changes during the Reporting Period but of building the portfolio.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	We believe the Fed will raise interest rates less aggressively than the money markets were pricing in at the end of the Reporting Period. Accordingly, we plan to maintain positions at the longer end of the Fund’s weighted average maturity range, seeking to take advantage of pockets of value on the longer end of the money market yield curve. That said, in advance of money market fund regulatory reform, we plan to emphasize high levels of liquidity and will continue to monitor the Fund’s weighted average maturity and weighted average life. Overall, we expect to keep the Fund conservatively positioned, as we continue to focus on preservation of capital and daily liquidity. We do not believe there is value in sacrificing liquidity in exchange for opportunities that only modestly increase yield potential. We will continue to use our actively managed approach to seek the best possible return within the framework of the Fund’s investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to navigate the interest rate environment.

The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place.

For additional information reported as of April 15, 2016, refer to the prospectus supplemental at www.gsamfunds.com.

FUND BASICS

Investor Money Market Fund

as of February 29, 2016

PERFORMANCE REVIEW[1]
January 29, 2016–February 29, 2016	Fund Total Return (based on NAV)[2] Class I Shares	iMoneynet Institutional Average[3]
Investor Money Market	0.03%	0.12%[4]

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The Investor Money Market Fund offers four separate classes of shares (Class I, Class A, Class C and Administration), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution (12b-1), administration or shareholder service fees. The Class A, Class C and Administration Shares offer financial institutions the opportunity to receive fees for providing certain distribution (12b-1), administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution (12b-1), administration and/or shareholder service fees (as applicable) at the following contractual rates: Class A Shares pay 0.25%, Class C Shares pay 0.75% and Administration Shares pay 0.25%.

If these fees were reflected in the above performance, performance would have been reduced.

[2]	The NAV represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[3]	Source: iMoneyNet, Inc. February 2016

[4]	First Tier Institutional — Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

YIELD SUMMARY

SUMMARY OF THE CLASS I SHARES AS OF 2/29/16[1]
Fund	7-Day Dist. Yield[5]	SEC 7-Day Effective Yield[6]	30-Day Average Yield[7]	Weighted Avg. Maturity (days)[8]	Weighted Avg. Life (days)[9]
Investor Money Market	0.37%	0.37%	0.32%	54	69

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[5]	The 7-Day Distribution yield is the average total return over the previous seven days. It is the Fund’s total income net of expenses, divided by the total number of outstanding shares. This yield can include capital gain/loss distribution, if any. This is not a SEC Yield.

[6]	The SEC 7-Day Effective Yield of a Fund is calculated in accordance with securities industry regulations and do not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[7]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[8]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[9]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND[10]
as of February 29, 2016
Security Type (Percentage of Net Assets)	Investor Money Market
Certificates of Deposit - Yankeedollar	15.0%
Commercial Paper & Corporate Obligations	30.9
Fixed Rate Municipal Debt Obligations	5.0
Repurchase Agreements	34.0
Variable Rate Obligations	13.7

[10]	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments

February 29, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 30.9%
Adventis Health System
$250,000	0.417%		03/08/16	$249,980
Albion Capital LLC
250,000	0.510		03/21/16	249,931
BNZ International Funding Ltd.
250,000	0.849		08/16/16	249,032
CAFCO LLC
250,000	0.818		08/10/16	249,100
CRC Funding LLC
250,000	0.818		08/01/16	249,150
DNB Bank ASA/New York
250,000	0.700		07/11/16	249,372
Kaiser Foundation Hospitals
250,000	0.539		04/26/16	249,794
Kells Funding LLC
250,000	0.612		05/12/16	249,700
Regency Markets No. 1 LLC
250,000	0.438		03/15/16	249,958
Thunder Bay Funding, Inc.
250,000	0.767		07/08/16	249,328
Victory Receivables Corp.
250,000	0.541		04/01/16	249,886
Westpac Banking Corp.
350,000	0.839		08/01/16	348,780

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$3,094,011

Certificates of Deposit-Yankeedollar – 15.0%
Banco Del Estado De Chile
$250,000	0.800	%(a)	08/01/16	$250,000
DZ Bank AG
250,000	0.750		07/29/16	250,000
Mitsubishi UFJ Trust & Banking Corp.
250,000	0.870		07/14/16	250,083
National Bank of Kuwait
250,000	0.800		06/03/16	250,000
Sumitomo Mitsui Banking Corp.
250,000	0.850		06/09/16	250,076
UBS AG
250,000	0.670		06/03/16	250,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$1,500,159

Fixed Rate Municipal Debt Obligations – 5.0%
GE Capital International Funding Co.
$250,000	0.964	%(a)	04/15/16	$250,113
Nordea Bank AB
250,000	0.875	(a)	05/13/16	250,121

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$500,234

Variable Rate Obligations(b) – 13.7%
Bank of Montreal
$250,000	1.142%		07/15/16	$250,345
Bank of Nova Scotia (The)
370,000	1.142		07/15/16	370,425
Credit Suisse AG
250,000	0.856		08/02/16	250,000
Fairway Finance Co., LLC
250,000	0.766		08/01/16	250,000
Wells Fargo Bank N.A.
250,000	0.566		06/02/16	249,982

TOTAL VARIABLE RATE OBLIGATIONS				$1,370,752

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$6,465,156

Repurchase Agreements(c) – 34.0%
Joint Repurchase Agreement Account III
$3,400,000	0.321%		03/01/16	$3,400,000
Maturity Value: $3,400,030

TOTAL INVESTMENTS – 98.6%				$9,865,156

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%				137,595

NET ASSETS – 100.0%				$10,002,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed liquid by the Investment Adviser. At February 29, 2016, these securities amounted to $750,234 or approximately 7.5% of net assets.
(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 29, 2016.
(c)	Unless noted, all repurchase agreements were entered into on February 29, 2016. Additional information on Joint Repurchase Agreement Account III appears on pages 7 and 8.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 29, 2016, the Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of March 1, 2016, as follows:

Principal Amount	Maturity Value	Collateral Value
$3,400,000	$3,400,030	$3,494,053

REPURCHASE AGREEMENTS — At February 29, 2016, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.320%	$364,807
Bank of America, N.A.	0.320	364,807
BNP Paribas Securities Corp.	0.310	554,506
Citigroup Global Markets, Inc.	0.320	145,923
Credit Agricole Corporate and Investment Bank	0.320	729,614
TD Securities USA, LLC	0.320	510,729
Wells Fargo Securities, LLC	0.330	729,614
TOTAL		$3,400,000

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2016 (Unauditied)

ADDITIONAL INVESTMENT INFORMATION (continued)

At February 29, 2016, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	1.000 to 9.500%	07/28/17 to 02/01/46
Federal National Mortgage Association	1.125 to 8.000	06/01/16 to 03/01/46
Government National Mortgage Association	2.000 to 8.500	01/15/22 to 01/20/46
Tennessee Valley Authority	5.250	09/15/39
U.S. Treasury Inflation-Indexed Bonds	0.750 to 2.000	01/15/26 to 02/15/45
U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/28 to 02/15/35
U.S. Treasury Notes	0.625 to 4.750	08/31/16 to 08/15/25

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Statement of Assets and Liabilities

February 29, 2016 (Unaudited)

Assets:
Investments based on amortized cost	$6,465,156
Repurchase agreements based on amortized cost	3,400,000
Cash	152,237
Receivables:
Reimbursement from investment advisor	40,083
Interest	4,319
Deferred Offering costs	235,436
Total assets	10,297,231

Liabilities:
Payables:
Accrued Offering costs	259,361
Organization costs	12,000
Management fees	1,268
Distribution and Service fees and Transfer Agency fees	102
Dividend distribution	14
Accrued expenses	21,735
Total liabilities	294,480

Net Assets:
Paid-in capital	10,002,751
NET ASSETS	$10,002,751
Net asset value, offering and redemption price per share	$1.00
Net Assets:
Administration Shares	$50,008
Class A Shares	50,008
Class C Shares	50,006
Class I Shares	9,852,729
Total Net Assets	$10,002,751
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Administration Shares	50,008
Class A Shares	50,008
Class C Shares	50,006
Class I Shares	9,852,729

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Statement of Operations

For the Period Ended February 29, 2016 (Unaudited)*

Investment income:
Interest	$4,400

Expenses:
Fund-Level Expenses:
Amortization of offering costs	22,625
Organization costs	12,000
Professional fees	8,319
Printing and mailing fees	7,442
Custody, accounting and administrative services	4,193
Management fees	1,738
Trustee fees	1,029
Transfer Agency fees	85
Other	744
Subtotal	58,175
Class Specific Expenses:
Distribution and Service fees — Class C Shares	42
Distribution fees — Class A Shares	11
Administration Share fees	11
Total expenses	58,239
Less — expense reductions	(56,596)
Net expenses	1,643
NET INVESTMENT INCOME	$2,757
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,757

*	Commenced operations on January 29, 2016.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Statement of Changes in Net Assets

For the Period Ended February 29, 2016* (Unaudited)
From operations:
Net investment income	$2,757
Net increase in net assets resulting from operations	2,757

Distributions to shareholders:
From net investment income:
Administration Shares	(4)
Class A Shares	(4)
Class C Shares	—
Class I Shares	(2,749)
Total distributions to shareholders in net assets resulting from operations	(2,757)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	10,000,020
Reinvestment of distributions	2,731
Net increase in net assets resulting from share transactions	10,002,751
NET INCREASE	10,002,751

Net assets:
Beginning of period	—
End of period	10,002,751

*	Commenced operations on January 29, 2016.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income
FOR THE PERIOD ENDED FEBRUARY 29 (Unaudited)*
2016 - Administration Shares	$1.00	$—	(b)	$—	(b)
2016 - Class A Shares	1.00	—	(b)	—	(b)
2016 - Class C Shares	1.00	—	(b)	—	(b)
2016 - Class I Shares	1.00	—	(b)	—	(b)

*	Commenced operations on January 29, 2016.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than 0.005%.
(d)	Annualized.
(e)	Amount is less than 0.005% of average net assets.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Net asset value, end of period	Total return(a)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%		$50	0.42	%(d)	4.85	%(d)	0.03	%(d)
1.00	0.01		50	0.42	(d)	4.85	(d)	0.03	(d)
1.00	—	(c)	50	0.28	(d)	5.60	(d)	—	(d)(e)
1.00	0.03		9,853	0.18	(d)	4.60	(d)	0.13	(d)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Notes to Financial Statements

February 29, 2016 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Investor Money Market Fund (the “Fund”) which commenced operations on January 29, 2016. The Fund is a diversified portfolio under the Act offering four classes of shares — Administration, Class A, Class C, and Class I Shares.

Class C Shares are generally not available for purchase. Class C Shares are subject to a contingent deferred sales charge (“CDSC”) of 1% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired. Administration, Class A and Class I Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates the difference between the Fund’s net asset value per share (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) daily.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Notes to Financial Statements (continued)

February 29, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Rule 2a-7 Procedures (“Procedures”) that govern the valuation of the portfolio investments held by the Fund at amortized cost. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Procedures.

As of February 29, 2016, all investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B.  Administration Plan — The Trust has adopted an Administration Plan (the “Plan”) to allow Administration Shares to compensate service organizations for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and Service Plans — The Trust, on behalf of Class A and Class C Shares of the Fund has adopted a Distribution and Service Plan. Under the Distribution and Service Plan, Goldman Sachs, as Distributor, is entitled to a fee accrued daily and paid monthly from the Fund’s Class A and Class C Shares for distribution services and personal and account maintenance services. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A and Class C Shares, which may then be paid by Goldman Sachs to authorized dealers.

D.  Distribution Agreement — Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained amounts related to the Distribution and Service Plans and the portion of the Fund’s Class C Shares’ CDSCs that it retains. During the period ended February 29, 2016, Goldman Sachs did not retain any CDSCs from Class C Shares.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of the Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, service and administration fees (as applicable), transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.014% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. This Other Expense limitation will remain in place through at least January 30, 2017 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Notes to Financial Statements (continued)

February 29, 2016 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for the Fund are as follows:

	Administration Shares	Class A Shares	Class C Shares	Class I Shares
Management Fee	0.21%	0.21%	0.21%	0.21%
Administration and/or Service Fees	0.25	N/A	0.25	N/A
Distribution and/or Service (12b-1) Fees	N/A	0.25	0.75	N/A
Transfer Agency Fees	0.01	0.01	0.01	0.01

N/A – Fees not applicable to respective share class

Fund Effective Net Expenses (After Waivers and Reimbursements)

During the period ended February 29, 2016, GSAM and Goldman Sachs (as applicable) voluntarily agreed to waive all or a portion of the management fees, respective class-specific fees (consisting of Distribution and/or Service and Administration Plan fees) and transfer agency fees attributable to the Fund. These waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs (as applicable), with the exception of GSAM’s agreement not to impose a portion of the management fee equal annually to 0.045% of the Fund’s average daily net assets. The following tables outline such fees (net of any waivers) and Other Expenses (net of reimbursements and custodian fee credit reductions) in order to determine the Fund’s ratio of net expenses for the period ended February 29, 2016.

	Ratio of Net Expenses to Average Net Assets for the Period Ended February 29, 2016
	Administration Shares	Class A Shares	Class C Shares	Class I Shares
Management Fee	0.16%	0.16%	0.16%	0.16%
Administration and/or Service Fees	0.24	N/A	N/A	N/A
Distribution and/or Service (12b-1) Fees	N/A	0.24	0.10	N/A
Transfer Agency Fee	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01
Net Expenses	0.42	0.42	0.28	0.18

N/A – Fees not applicable to respective share class.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the period ended February 29, 2016, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agent Fee Waivers		Distribution, Service and/or Administration Plans Fee Waivers		Other Expense Reimbursements	Total Expense Reductions
Investor Money Market Fund	$1	$—	*	$—	*	$56	$57

*	Amount less than one thousand.

H.  Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees. For the period ended February 29, 2016, there were no purchase and sale transactions for the Fund with affiliated funds in compliance with Rule 17a-7 under the Act. As of February 29, 2016, the Goldman Sachs Group (“GSG”), Inc. was the beneficial owner of approximately 100%, 100%, 100% and 100% of Administration, Class A, Class C and Class I Shares, respectively of the Fund.

5. TAX INFORMATION

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for the open tax year and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Notes to Financial Statements (continued)

February 29, 2016 (Unaudited)

6. OTHER RISKS (continued)

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

For the Period Ended February 29, 2016* (Unaudited)

Administration Shares
Shares sold	50,005
Reinvestment of distributions	3
50,008
Class A Shares
Shares sold	50,005
Reinvestment of distributions	3
50,008
Class C Shares
Shares sold	50,005
Reinvestment of distributions	1
50,006
Class I Shares
Shares sold	9,850,005
Reinvestment of distributions	2,724
9,852,729
NET INCREASE IN SHARES	10,002,751

*	Commenced operations on January 29, 2016.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Fund Expenses — One Month Period Ended February 29, 2016 (Unaudited)

As a shareholder of Administration Shares, Class A Shares, Class C Shares and Class I Shares of the Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (Class C Shares); and (2) ongoing costs, including management fees and distribution, service and/or administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Administration Shares, Class A Shares, Class C Shares and Class I Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 29, 2016 through February 29, 2016, which represents a period of 32 days of a 366 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund*
Share Class	Beginning Account Value 1/29/16	Ending Account Value 2/29/16		Expenses Paid for the Period ended 2/29/16**
Administration Shares
Actual	$1,000.00	$1,000.28		$0.37
Hypothetical (5% return before expenses)	1,000.00	1,022.82	+	0.91
Class A Shares
Actual	1,000.00	1,000.07		0.37
Hypothetical (5% return before expenses)	1,000.00	1,022.82	+	0.91
Class C Shares
Actual	1,000.00	1,000.01		0.25
Hypothetical (5% return before expenses)	1,000.00	1,023.52	+	0.91
Class I Shares
Actual	1,000.00	1,000.07		0.16
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91

*	Commenced operations on January 29, 2016.

**	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended February 29, 2016. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year (or, since inception, if shorter); and then dividing that result by the number of days in the period. The annualized net expense ratios for the period were 0.44%, 0.44%, 0.30% and 0.19% for Administration Shares, Class A Shares, Class C Shares and Class I Shares, respectively.

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Investor Money Market Fund (the “Fund”) is a newly organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on January 29, 2016. At a meeting held on December 16-17, 2015 (the “Meeting”) in connection with the Fund’s organization, the Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

At the Meeting, the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent, and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar mutual funds; the Investment Adviser’s proposal to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level; and potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees also considered information about the Fund’s structure, investment objective, strategies, and other characteristics. The Trustees considered the experience and capabilities of the portfolio management team and noted that the portfolio managers who would be managing the Fund were currently managing other “money market funds,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, within the Trust. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund, and that the Investment Adviser had expended substantial resources to respond to recent amendments to the regulatory regime for money market funds. In this regard, the Trustees noted that, although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser had experience managing other money market funds. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

Costs of Services to be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate payable by the Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed information on the proposed management fee and the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable money market funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rates and total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fee and total expenses expected to be paid by the Fund.

The Trustees considered the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level. They also considered comparative fee information for services provided by the Investment Adviser to similarly managed funds and accounts. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their Fund shares if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the proposed management fee of 0.205% of the average daily net assets of the Fund. The Trustees noted that the Fund would not have management fee breakpoints. They considered the Fund’s projected asset levels and information comparing fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer group, as well as the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationship with the Fund, including: (a) transfer agency fees received by Goldman, Sachs & Co. (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the U.S. Securities and Exchange Commission permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be open to doing business with other areas of Goldman Sachs.

Conclusion

In connection with their consideration of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs, and the Fund’s reasonably anticipated asset levels. The Trustees concluded that the Investment Adviser’s management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.08 trillion in assets under supervision as of December 31, 2015, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Treasury Solutions Fund[2]
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund
■	Financial Square Federal Instruments Fund
■	Financial Square Tax-Exempt Money Market Fund

Investor FundsSM

■	Investor Money Market Fund
■	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Limited Maturity Obligations Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Bond Fund
■	Core Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Dynamic Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Fixed Income Alternatives

■	Long Short Credit Strategies Fund
■	Fixed Income Macro Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Small/Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Opportunities Fund[4]
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	Dynamic U.S. Equity Fund[5]
■	Income Builder Fund

Tax-Advantaged Equity

■	U.S. Tax-Managed Equity Fund
■	International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund[6]
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Focused International Equity Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund[7]
■	N-11 Equity Fund

Select Satellite8

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Global Real Estate Securities Fund
■	Dynamic Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Long Short Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Multi-Asset Real Return Fund
■	Absolute Return Multi-Asset Fund

Total Portfolio Solutions8

■	Global Managed Beta Fund
■	Multi-Manager Non-Core Fixed Income Fund
■	Multi-Manager U.S. Dynamic Equity Fund
■	Multi-Manager Global Equity Fund
■	Multi-Manager International Equity Fund
■	Tactical Tilt Implementation Fund
■	Balanced Strategy Portfolio
■	Multi-Manager Real Assets Strategy Fund
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio
[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective on September 30, 2015, the Goldman Sachs Financial Square Federal Fund was renamed the Goldman Sachs Financial Square Treasury Solutions Fund.
[3]	Effective on March 31, 2016, the Goldman Sachs Financial Square Tax-Free Money Market Fund was renamed the Goldman Sachs Investor Tax-Exempt Money Market Fund.
[4]	Effective on July 31, 2015, the Goldman Sachs Technology Tollkeeper Fund was renamed the Goldman Sachs Technology Opportunities Fund.
[5]	Effective on April 30, 2015, the Goldman Sachs U.S. Equity Fund was renamed the Goldman Sachs Dynamic U.S. Equity Fund.
[6]	Effective at the close of business on February 5, 2016, the Goldman Sachs International Small Cap Fund was reorganized with and into the Goldman Sachs International Small Cap Insights Fund.
[7]	Effective at the close of business on October 23, 2015, the Goldman Sachs BRIC Fund (Brazil, Russia, India, China) was reorganized with and into the Goldman Sachs Emerging Markets Equity Fund.
[8]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
*This	list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Ashok N. Bakhru, Chairman Kathryn A. Cassidy Diana M. Daniels Herbert J. Markley James A. McNamara Jessica Palmer Alan A. Shuch Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman, Sachs & Co. (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 29, 2016 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman, Sachs & Co.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2016 Goldman Sachs. All rights reserved. 40317-TMPL-04/2016 IMMFSAR-16 / 111

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2015	2014	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,628,517	$4,269,524	Financial Statement audits.

Audit-Related Fees:

• PwC	$113,000	$0	Other attest services.

Tax Fees:

• PwC	$759,210	$939,217	Tax compliance services provided in connection with the preparation and review of registrant’s tax returns.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2015	2014	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,568,616	$1,486,420	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16. These fees are borne by the Funds’ Adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2015 and August 31, 2014 were approximately $872,210 and $939,217 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2014 and December 31, 2013 were approximately $10.2 million and $9.8 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2014 and 2013 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its International Equity Insights Funds.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 9, 2016

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	May 9, 2016